united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, NE 68130

(Address of principal executive offices) (Zip code)

Andrew Rogers, Gemini Fund Services, LLC

80 Arkay Drive, Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 06/30

Date of reporting period: 03/31/17

Item 1. Schedule of Investments.

Ladenburg Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2017
Shares			Value

	MUTUAL FUNDS - 10.13%
4,952	AllianzGI Structed Return Fund - Institutional Class		$ 78,934
10,044	AQR Style Premia Alternative LV Fund - Class I		105,264
4,599	JPMorgan Hedged Equity Fund - Institutional Class		82,514
	TOTAL MUTUAL FUNDS (Cost - $262,668)		266,712

	EXCHANGE TRADED FUNDS - 87.74%
	DEBT FUND - 67.08%
2,216	iShares 1-3 Year Credit Bond ETF		233,190
4,706	iShares GNMA Bond ETF		233,606
673	iShares JP Morgan USD Emerging Markets Bond ETF		76,520
2,033	iShares US Preferred Stock ETF		78,677
10,112	SPDR Doubleline Total Return Tactical ETF		494,173
3,628	VanEck Vectors Fallen Angel High Yield Bond ETF		107,244
4,620	Vanguard Intermediate-Term Bond ETF		386,278
1,961	Vanguard Short-Term Bond ETF		156,331
			1,766,019
	EQUITY FUND - 20.66%
4,109	Schwab U.S. Large-Cap Growth ETF		248,512
3,836	Schwab U.S. Large-Cap Value ETF		190,573
456	Vanguard Mid-Cap Growth ETF		51,505
523	Vanguard Mid-Cap Value ETF		53,304
			543,894
	TOTAL EXCHANGE TRADED FUNDS (Cost - $2,290,737)		2,309,913

	SHORT-TERM INVESTMENT - 2.45%
	MONEY MARKET FUND
64,410	Goldman Sachs Financial Square Funds - Government, 0.62% +		64,410
	(Cost - $64,410)

	TOTAL INVESTMENTS - 100.32% (Cost - $2,617,815) (a)		$ 2,641,035
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.32)%		(8,504)
	TOTAL NET ASSETS - 100.00%		$ 2,632,531

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $2,617,822 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
		Unrealized appreciation:	$ 34,199
		Unrealized depreciation:	(10,986)
		Net unrealized appreciation:	$ 23,213

ETF - Exchange Traded Fund.
+ Money market fund; interest rate reflects the seven-day effective yield on March 31, 2017.

Ladenburg Income & Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2017
Shares			Value

	MUTUAL FUNDS - 10.05%
15,353	AllianzGI Structed Return Fund - Institutional Class		$ 244,730
23,428	AQR Style Premia Alternative LV Fund - Class I		245,530
19,218	JPMorgan Hedged Equity Fund - Institutional Class		344,778
	TOTAL MUTUAL FUNDS (Cost - $814,531)		835,038

	EXCHANGE TRADED FUNDS - 87.84%
	DEBT FUND - 48.44%
2,259	iShares 1-3 Year Credit Bond		237,715
12,938	iShares GNMA Bond ETF		642,242
2,084	iShares JP Morgan USD Emerging Markets Bond ETF		236,951
8,406	iShares US Preferred Stock ETF		325,312
21,433	SPDR Doubleline Total Return Tactical ETF		1,047,431
11,322	VanEck Vectors Fallen Angel High Yield Bond ETF		334,678
6,629	Vanguard Intermediate-Term Bond ETF		554,251
8,113	Vanguard Short-Term Bond ETF		646,768
			4,025,348
	EQUITY FUND - 39.40%
3,218	JPMorgan Diversified Return International Equity ETF		170,747
21,606	Schwab U.S. Large-Cap Growth ETF		1,306,731
19,058	Schwab U.S. Large-Cap Value ETF		946,801
2,769	Schwab U.S. Small-Cap ETF		174,391
3,727	Vanguard Mid-Cap Growth ETF		420,965
2,492	Vanguard Mid-Cap Value ETF		253,985
			3,273,620
	TOTAL EXCHANGE TRADED FUNDS - (Cost - $7,110,142)		7,298,968

	SHORT-TERM INVESTMENT - 2.26%
	MONEY MARKET FUND
187,584	Goldman Sachs Financial Square Funds - Government, 0.62% +		187,584
	(Cost - $187,584)

	TOTAL INVESTMENTS - 100.15% (Cost - $8,112,257) (a)		$ 8,321,590
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.15)%		(12,139)
	TOTAL NET ASSETS - 100.00%		$ 8,309,451

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $8,112,295 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
		Unrealized appreciation:	$ 246,898
		Unrealized depreciation:	(37,603)
		Net unrealized appreciation:	$ 209,295

ETF - Exchange Traded Fund.
+ Money market fund; interest rate reflects the seven-day effective yield on March 31, 2017.

Ladenburg Growth & Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2017
Shares			Value

	MUTUAL FUNDS - 9.71%
45,075	AllianzGI Structed Return Fund - Institutional Class		$ 718,493
68,786	AQR Style Premia Alternative LV Fund - Class I		720,878
55,862	JPMorgan Hedged Equity Fund - Institutional Class		1,002,167
	TOTAL MUTUAL FUNDS (Cost - $2,392,101)		2,441,538

	EXCHANGE TRADED FUNDS - 87.44%
	DEBT FUND - 30.76%
29,036	iShares GNMA Bond ETF		1,441,347
6354	iShares JP Morgan USD Emerging Markets Bond ETF		722,450
31,437	iShares US Preferred Stock ETF		1,216,612
29,634	SPDR Doubleline Total Return Tactical ETF		1,448,214
33,534	VanEck Vectors Fallen Angel High Yield Bond ETF		991,265
14,245	Vanguard Intermediate-Term Bond ETF		1,191,024
9,057	Vanguard Short-Term Bond ETF		722,024
			7,732,936
	EQUITY FUND - 56.68%
23,930	JPMorgan Diversified Return International Equity ETF		1,269,726
80,858	Schwab U.S. Large-Cap Growth ETF		4,890,292
81,438	Schwab U.S. Large-Cap Value ETF		4,045,840
8,048	Schwab U.S. Small-Cap ETF		506,863
17,897	Vanguard Mid-Cap Growth ETF		2,021,466
14,893	Vanguard Mid-Cap Value ETF		1,517,894
			14,252,081
	TOTAL EXCHANGE TRADED FUNDS - (Cost - $21,198,658)		21,985,017

	SHORT-TERM INVESTMENT - 5.09%
	MONEY MARKET FUND
1,278,813	Goldman Sachs Financial Square Funds - Government, 0.62% +		1,278,813
	(Cost - $1,278,813)

	TOTAL INVESTMENTS - 102.24% (Cost - $24,869,572) (a)		$ 25,705,368
	LIABILITIES IN EXCESS OF OTHER ASSETS - (2.24)%		(562,445)
	TOTAL NET ASSETS - 100.00%		$ 25,142,923

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $24,869,612 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
		Unrealized appreciation:	$ 871,744
		Unrealized depreciation:	(35,988)
		Net unrealized appreciation:	$ 835,756

ETF - Exchange Traded Fund.
+ Money market fund; interest rate reflects the seven-day effective yield on March 31, 2017.

Ladenburg Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2017
Shares			Value

	MUTUAL FUNDS - 9.67%
17,073	AllianzGI Structed Return Fund - Institutional Class		$ 272,151
26,058	AQR Style Premia Alternative LV Fund - Class I		273,084
21,110	JPMorgan Hedged Equity Fund - Institutional Class		378,706
	TOTAL MUTUAL FUNDS - (Cost - $904,907)		923,941

	EXCHANGE TRADED FUNDS - 87.97%
	DEBT FUND - 17.36%
7,326	iShares GNMA Bond ETF		363,663
11,971	iShares US Preferred Stock ETF		463,278
9,350	SPDR Doubline Total Return Tactical ETF		456,934
12,728	VanEck Vectors Fallen Angel High Yield Bond ETF		376,240
			1,660,115
	EQUITY FUND - 70.61%
14,510	JPMorgan Diversified Return International Equity ETF		769,901
37,149	Schwab U.S. Large-Cap Growth ETF		2,246,771
34,838	Schwab U.S. Large-Cap Value ETF		1,730,752
4,512	Schwab U.S. Small-Cap ETF		284,166
8,446	Vanguard Mid-Cap Growth ETF		953,976
7,507	Vanguard Mid-Cap Value ETF		765,113
			6,750,679
	TOTAL EXCHANGE TRADED FUNDS - (Cost - $8,021,964)		8,410,794

	SHORT-TERM INVESTMENT - 3.38%
	MONEY MARKET FUND
323,381	Goldman Sachs Financial Square Funds - Government, 0.62% +		323,381
	(Cost - $323,381)

	TOTAL INVESTMENTS - 101.02% (Cost - $9,250,252) (a)		$ 9,658,116
	LIABILITIES IN EXCESS OF OTHER ASSETS - (1.02%)		(97,462)
	TOTAL NET ASSETS - 100.00%		$ 9,560,654

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $9,250,252 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
		Unrealized appreciation:	$ 413,749
		Unrealized depreciation:	(5,885)
		Net unrealized appreciation:	$ 407,864

ETF - Exchange Traded Fund.
+ Money market fund; interest rate reflects the seven-day effective yield on March 31, 2017.

Ladenburg Aggressive Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2017
Shares			Value

	MUTUAL FUNDS - 9.64%
1,516	AllianzGI Structed Return Fund - Institutional Class		$ 24,170
2,302	AQR Style Premia Alternative LV Fund - Class I		24,128
4,191	JPMorgan Hedged Equity Fund - Institutional Class		75,186
	TOTAL MUTUAL FUNDS - (Cost - $120,030)		123,484

	EXCHANGE TRADED FUNDS - 88.56%
	DEBT FUND - 7.85%
1,609	iShares US Preferred Stock ETF		62,268
1,293	VanEck Vectors Fallen Angel High Yield Bond ETF		38,221
			100,489
	EQUITY FUND - 80.71%
1,696	JPMorgan Diversified Return International Equity ETF		89,990
822	Schwab International Small-Cap Equity ETF		25,753
5,421	Schwab U.S. Large-Cap Growth ETF		327,862
5,469	Schwab U.S. Large-Cap Value ETF		271,700
595	Schwab U.S. Small-Cap ETF		37,473
1,351	Vanguard Mid-Cap Growth ETF		152,595
1,256	Vanguard Mid-Cap Value ETF		128,012
			1,033,385
	TOTAL EXCHANGE TRADED FUNDS - (Cost - $1,075,364)		1,133,874

	SHORT-TERM INVESTMENT - 9.19%
	MONEY MARKET FUND
117,724	Goldman Sachs Financial Square Funds - Government, 0.62% +		117,724
	(Cost - $117,724)

	TOTAL INVESTMENTS - 107.39% (Cost - $1,313,118) (a)		$ 1,375,082
	LIABILITIES IN EXCESS OF OTHER ASSETS - (7.39)%		(94,653)
	TOTAL NET ASSETS - 100.00%		$ 1,280,429

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $1,313,118 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
		Unrealized appreciation:	$ 61,964
		Unrealized depreciation:	-
		Net unrealized appreciation:	$ 61,964

ETF - Exchange Traded Fund.
+ Money market fund; interest rate reflects the seven-day effective yield on March 31, 2017.

Ladenburg Funds
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2017

The following is a summary of significant accounting policies followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 "Financial Services – Investment Companies" including FASB Accounting Standard Update ASU 2013-08.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the primary exchange on the day of valuation. Futures and future options are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Short-term investments that mature in 60 days or less may be valued at amortized cost.

Valuation of Fund of Funds - The Funds may invest in portfolios of open-end or closed-end investment companies. Open-end funds are valued at their respective net asset values as reported by such investment companies. Open-end funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds. The shares of many closed-end investments companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

A Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings, and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process - As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “Significant Event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Funds holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto;
(v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Exchange Traded Funds – The Funds may invest in exchange traded funds (“ETFs”). ETFs are a type of fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Each Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of March 31, 2017 for each Fund’s investments measured at fair value:

Ladenburg Income Fund
Assets *	Level 1	Level 2	Level 3	Total
Mutual Funds	$ 266,712	$ -	$ -	$ 266,712
Exchange Traded Fund	2,309,913	-	-	2,309,913
Short-Term Investment	64,410	-	-	64,410
Total	$ 2,641,035	$ -	$ -	$ 2,641,035

Ladenburg Income & Growth Fund
Assets *	Level 1	Level 2	Level 3	Total
Mutual Funds	$ 835,038	$ -	$ -	$ 835,038
Exchange Traded Funds	7,298,968	-	-	7,298,968
Short-Term Investment	187,584	-	-	187,584
Total	$ 8,321,590	$ -	$ -	$ 8,321,590

Ladenburg Growth & Income
Assets *	Level 1	Level 2	Level 3	Total
Mutual Funds	$ 2,441,538	$ -	$ -	$ 2,441,538
Exchange Traded Fund	21,985,017	-	-	21,985,017
Short-Term Investment	1,278,813	-	-	1,278,813
Total	$ 25,705,368	$ -	$ -	$ 25,705,368

Ladenburg Growth Fund
Assets *	Level 1	Level 2	Level 3	Total
Mutual Funds	$ 923,941	$ -	$ -	$ 923,941
Exchange Traded Fund	8,410,794	-	-	8,410,794
Short-Term Investment	323,381	-	-	323,381
Total	$ 9,658,116	$ -	$ -	$ 9,658,116

Ladenburg Aggressive Growth Fund
Assets *	Level 1	Level 2	Level 3	Total
Mutual Funds	$ 123,484	$ -	$ -	$ 123,484
Exchange Traded Fund	1,133,874	-	-	1,133,874
Short-Term Investment	117,724	-	-	117,724
Total	$ 1,375,082	$ -	$ -	$ 1,375,082

* Refer to the Portfolio of Investments for industry classification.
The Funds did not hold any Level 2 or Level 3 securities during the period. The Funds did not hold any Level 2 or Level 3 securities during the period.
There were no transfers in to or out of levels during the current period presented. It is the Funds’ policy to record transfers between any level at the end of the reporting period.

Item 2. Controls and Procedures.

(a)       The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

*/s/ Andrew B. Rogers

Andrew B. Rogers, Principal Executive Officer

Date 05/26/17

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

*/s/ Andrew B. Rogers

Andrew B. Rogers, Principal Executive Officer

Date 05/26/17

By (Signature and Title)

*/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Financial Officer

Date 05/26/17